FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Fair Value Disclosures [Abstract]
Weighted Average Assumptions
The financial instrument was exchanged on December 30, 2015 and was created on September 17, 2015:

	December 31, 2015	September 17, 2015
Common Stock Closing Price	$0.55	$0.54
Conversion Price per Share	$0.53	$0.45
Conversion Shares	3,789,233	4,444,306
Call Option Value	$0.25	$0.25
Dividend Yield	0	0
Volatility	103.21%	103.24%
Risk-free Interest Rate	0.33%	0.39%
Term (years)	1 year	1 year

Financial Liabilities Measured at Fair Value
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis using significant unobservable input for the year ended March 31, 2016:

April 1, 2015	$0
Aggregate amount of derivative instruments issued	1,097,635
Change in fair value of derivative liabilities	(477,032)
Reclassification into Equity	(620,603)
March 31, 2016	$0

Fair Value Measurements, Nonrecurring
Assets measured at fair value on a non-recurring basis are summarized in the following tables by fair value measurement Level:

	Level 1	Level 2	Level 3	Total
Equity Investments as of March 31, 2016	$0	$0	$190,172	$190,172
Equity Investments as of December 31, 2016	$0	$0	$185,417	$185,417

The Company’s assets measured at fair value on a non-recurring basis are summarized in the following tables by fair value measurement Level:

	Level 1	Level 2	Level 3	Total
Equity Investments as of March 31, 2015	$0	$0	$201,600	$201,600
Equity Investments as of March 31, 2016	$0	$0	$190,172	$190,172

Reconciliation of Investments with Unobservable Inputs
A reconciliation of the beginning and ending balances for the investments using significant unobservable inputs (Level 3):

Fair value of equity investment as of March 31, 2016	$190,172
Foreign currency translation	(4,755)
Fair value of equity investment as of December 31, 2016	$185,417

A reconciliation of the beginning and ending balances for the investments using significant unobservable inputs (Level 3):

Carrying value, March 31, 2014	$211,680
Foreign currency translation	(10,080)
Carrying value, March 31, 2015	201,600
Foreign currency translation	(11,428)
Fair value of equity investment as of March 31, 2016	$190,172